Expense Example, No Redemption - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - Fidelity Advisor Growth Opportunities Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Growth Opportunities Fund - Class A
Expense Example, No Redemption:
1 Year	$ 646
3 Years	798
5 Years	963
10 Years	1,441
Fidelity Advisor Growth Opportunities Fund - Class C
Expense Example, No Redemption:
1 Year	152
3 Years	471
5 Years	813
10 Years	1,576
Fidelity Advisor Growth Opportunities Fund - Class M
Expense Example, No Redemption:
1 Year	447
3 Years	654
5 Years	878
10 Years	1,521
Fidelity Advisor Growth Opportunities Fund - Class I
Expense Example, No Redemption:
1 Year	50
3 Years	157
5 Years	274
10 Years	616
Fidelity Advisor Growth Opportunities Fund - Class Z
Expense Example, No Redemption:
1 Year	38
3 Years	119
5 Years	208
10 Years	$ 468